UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105-4300
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Variable Funds 1345 Avenue of the Americas New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments. — The schedule of investments for the three-month period March 31, 2011, is filed herewith.

FIRST EAGLE

Overseas Variable Fund

Schedule of Investments • Period Ended March 31, 2011 (unaudited)

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 77.84%

Australia 1.13% (a)
134,959	Newcrest Mining Limited	$4,547,294	$5,572,720
923,142	Spotless Group Limited	2,475,095	1,856,175
		7,022,389	7,428,895
Austria 0.90% (a)
78,794	OMV AG	3,246,723	3,569,709
117,009	Wienerberger AG (b)	1,932,423	2,364,656
		5,179,146	5,934,365
Belgium 0.49% (a)
34,494	Groupe Bruxelles Lambert SA	2,959,008	3,230,063

Bermuda 0.89% (a)
130,880	Jardine Matheson Holdings Limited	3,888,380	5,828,416

Brazil 1.11%
205,693	Petroleo Brasileiro SA, ADR	5,892,143	7,310,329

Canada 1.67%
126,395	Cenovus Energy, Inc.	2,740,621	4,977,435
77,529	EnCana Corporation	1,620,744	2,677,077
67,533	Penn West Petroleum Limited	1,276,957	1,870,664
31,230	Cogeco Cable, Inc.	1,367,315	1,450,108
		7,005,637	10,975,284
France 10.56%
143,949	Sodexo (a)	5,455,202	10,539,981
128,428	Sanofi-Aventis SA (a)	9,834,542	9,018,594
36,999	Robertet SA	4,704,754	6,358,065
138,164	Carrefour SA (a)	6,714,169	6,116,984
45,960	Wendel (a)	2,285,235	5,008,489
54,442	Neopost SA (a)	4,764,164	4,776,550
36,030	Guyenne et Gascogne SA (a)	3,136,456	4,688,785
70,287	Total SA (a)	4,112,819	4,291,903
38,883	Rémy Cointreau SA (a)	1,129,136	2,935,212
31,980	Société BIC SA (a)	1,749,109	2,847,820
38,480	Société Foncière Financière et de Participations (a)	4,517,412	2,846,898
23,580	Laurent-Perrier	1,740,700	2,645,578
32,170	Cie Generale d’Optique Essilor International SA (a)	1,204,496	2,391,922
1,569	Sucrière de Pithiviers-Le-Vieil	878,902	1,827,758
26,499	NSC Groupe (b)(c)	2,015,952	1,468,286
18,927	Bouygues SA (a)	902,945	910,463

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2011

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 77.84% — (continued)

France 10.56% — (continued)
9,220	Gaumont SA	$814,112	$615,430
8,840	Sabeton SA	100,102	161,828
		56,060,207	69,450,546
Germany 6.73%
213,791	HeidelbergCement AG (a)	11,359,236	14,897,978
128,860	Daimler AG (a)(b)	6,411,986	9,099,016
583,720	Deutsche Wohnen AG (b)	5,381,504	8,439,214
57,560	Fraport AG (a)	2,420,094	4,217,642
112,195	Tognum AG (a)	1,404,661	4,052,235
13,085	Pfeiffer Vacuum Technology AG (a)	1,185,336	1,833,147
37,739	Hamburger Hafen und Logistik AG (a)	1,243,280	1,754,930
		29,406,097	44,294,162
Greece 0.57% (a)
485,516	Jumbo SA	4,401,282	3,764,781

Hong Kong 0.37% (a)
195,670	Guoco Group Limited	2,278,417	2,412,705

Italy 0.89%
397,580	Italcementi S.p.A. RSP (a)	3,849,944	2,102,704
68,340	Italcementi S.p.A. (a)	1,275,606	699,020
45,886	Italmobiliare S.p.A. RSP (a)	2,342,059	1,152,255
25,533	Italmobiliare S.p.A. (a)	2,256,914	1,025,615
145,627	Gewiss S.p.A.	390,919	847,960
		10,115,442	5,827,554
Japan 29.76% (a)
110,080	Fanuc Limited	9,261,787	16,685,487
293,060	Secom Company Limited	13,078,355	13,664,521
72,560	SMC Corporation	8,598,994	11,975,973
36,110	Keyence Corporation	7,064,977	9,243,798
82,280	Hirose Electric Company Limited	8,919,597	8,882,545
385,900	MS&AD Insurance Group Holdings	11,188,399	8,830,484
236,180	Astellas Pharma, Inc.	9,381,079	8,770,684
1,322,500	NKSJ Holdings, Inc.	9,367,293	8,656,974
164,360	Shimano, Inc.	4,139,081	8,249,722
978	Inpex Corporation	4,973,973	7,419,663
274,548	Chofu Seisakusho Company Limited	5,235,460	6,889,390
240,930	MISUMI Group, Inc.	4,175,030	6,002,610
348,860	Mitsubishi Estate Company Limited	5,171,395	5,911,751
134,500	Canon, Inc.	5,911,779	5,800,853
115,300	Ono Pharmaceutical Company Limited	4,646,636	5,696,775
254,090	Nomura Research Institute Limited	4,879,311	5,628,109
168,194	Secom Joshinetsu Company Limited	3,485,653	5,075,961
180,901	Nitto Kohki Company Limited	3,653,234	4,612,615
130,420	Nissin Foods Holdings Company Limited	4,621,614	4,604,832

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2011

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 77.84% — (continued)

Japan 29.76% (a) — (continued)
314,170	OSG Corporation	$2,648,807	$4,551,618
671	KDDI Corporation	4,260,222	4,160,078
166,305	Nagaileben Company Limited	3,238,726	4,150,620
433,200	Temp Holdings Company Limited	5,351,806	3,898,365
446,500	Japan Wool Textile Company Limited	3,412,543	3,770,147
289,900	Unihair Company Limited (b)	3,553,174	3,403,984
97,994	SK Kaken Company Limited	2,829,669	3,394,774
142,380	AS One Corporation	2,731,909	3,024,682
1,682	NTT DoCoMo, Inc.	2,551,803	2,944,483
148,700	T. Hasegawa Company Limited	2,196,668	2,426,458
247,380	Kansai Paint Company Limited	1,850,585	2,149,952
77,200	Meitec Corporation	2,145,103	1,547,972
150,600	Chubu-Nippon Broadcasting Company Limited	1,501,659	862,724
34,500	Ryosan Company Limited	769,862	833,749
47,430	Daiichikosho Company Limited	629,411	808,590
43,800	Seikagaku Corporation	309,117	549,906
100,000	Shingakukai Company Limited	685,580	373,453
63,040	Sansei Yusoki Company Limited	464,414	328,629
		168,884,705	195,782,931
Malaysia 1.37% (a)
6,368,280	Genting Malaysia Berhad	5,527,948	7,729,579
361,350	Genting Berhad	541,513	1,316,121
		6,069,461	9,045,700
Mexico 3.88%
482,725	Grupo Televisa SA, ADR (b)	9,299,906	11,841,244
225,010	Industrias Peñoles S.A.B. de C.V.	1,310,846	8,278,972
219,019	Fresnillo PLC (a)	1,267,001	5,427,757
		11,877,753	25,547,973
Singapore 2.34% (a)
1,470,830	Haw Par Corporation Limited	4,590,177	7,004,437
5,252,690	ComfortDelgro Corporation Limited	6,194,003	6,494,843
964,330	Singapore Airport Terminal Services Limited	1,031,425	1,918,886
		11,815,605	15,418,166
South Africa 2.16%
569,833	Gold Fields Limited, ADR	7,038,816	9,949,284
288,867	Harmony Gold Mining Company Limited, ADR	2,947,798	4,295,453
		9,986,614	14,244,737
South Korea 2.40%
132,071	KT&G Corporation (a)	7,224,491	6,870,609
23,820	Nong Shim Company Limited (a)	4,885,897	5,272,089
1,460	Lotte Confectionery Company Limited (a)	728,318	1,995,257
60,950	Fursys, Inc. (a)	1,479,507	1,536,415

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2011

NUMBER OF SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 77.84% — (continued)

South Korea 2.40% — (continued)
5,300	Teems, Inc. (b)	$205,028	$143,015
		14,523,241	15,817,385

Spain 0.86% (a)
98,969	Red Electrica Corporation SA	4,765,928	5,644,494

Sweden 0.18% (a)
49,112	Investor AB, Class ‘A’	1,078,193	1,165,388

Switzerland 5.49% (a)
129,778	Pargesa Holding SA	7,721,848	12,449,073
190,410	Nestlé SA	6,880,780	10,930,621
17,393	Rieter Holding AG (b)	2,961,043	7,152,356
25,863	Kuehne & Nagel International AG	1,198,711	3,624,476
673	Lindt & Spruengli AG PC	2,008,536	1,946,585
		20,770,918	36,103,111
Thailand 1.78%
33,865,592	Thai Beverage PCL (a)	5,725,729	7,805,155
629,505	Bangkok Bank PCL NVDR (a)	2,070,251	3,579,102
20,000	OHTL PCL (c)	88,922	306,828
		7,884,902	11,691,085
Turkey 0.14% (a)
108,532	Yazicilar Holding AS	820,025	949,123

United Kingdom 2.17% (a)
334,740	GlaxoSmithKline PLC	6,378,820	6,394,658
288,558	Berkeley Group Holdings PLC (b)	3,522,836	4,827,976
55,597	Anglo American PLC	2,284,668	2,864,157
5,285	Spirax-Sarco Engineering PLC	68,263	164,657
		12,254,587	14,251,448
Total International Common Stocks		404,940,080	512,118,641

International Preferred Stocks — 1.61%

Germany 0.41% (a)
20,062	Hornbach Holding AG	1,583,776	2,699,790

South Korea 1.20% (a)
13,858	Samsung Electronics Company Limited	2,670,353	7,888,982
Total International Preferred Stocks		4,254,129	10,588,772

OUNCES
Commodity — 5.13%
23,558	Gold bullion (b)	16,423,598	33,791,258

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2011

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Bonds — 2.02%

International Corporate Bond — 0.44%

Canada 0.44%
2,871,000 USD	Catalyst Paper Corporation 11.00% due 12/15/16 (c)(d)	$3,057,099	$2,899,710

International Government Bonds — 1.58%

France 0.26%
1,115,771 EUR	France Government Bond OAT 3.00% due 07/25/12 (e)	1,364,559	1,683,451

Hong Kong 0.81%
8,900,000 HKD	Hong Kong Government Bond 0.48% due 09/03/12	1,149,510	1,144,238
17,450,000 HKD	Hong Kong Government Bond 2.66% due 12/17/12	2,342,155	2,323,481
14,000,000 HKD	Hong Kong Government Bond 4.20% due 09/17/12	1,909,126	1,897,965
		5,400,791	5,365,684
Malaysia 0.11%
2,109,000 MYR	Malaysia Government Bond 3.756% due 04/28/11	564,151	697,197

Taiwan 0.40%
38,000,000 TWD	Taiwan Government Bond 2.00% due 07/20/12	1,188,088	1,313,638
38,000,000 TWD	Taiwan Government Bond 2.375% due 01/16/13	1,229,494	1,326,291
		2,417,582	2,639,929
Total International Government Bonds		9,747,083	10,386,261
Total International Bonds		12,804,182	13,285,971

Commercial Paper — 13.93%

International Commercial Paper — 12.90%

France 2.81%
6,000,000 USD	Électricité de France SA 0.26% due 06/21/11	5,996,490	5,996,105
4,000,000 USD	GDF Suez SA 0.34% due 04/08/11	3,999,735	3,999,735
2,500,000 USD	GDF Suez SA 0.35% due 05/06/11	2,499,174	2,499,174
6,000,000 USD	Sanofi-Aventis SA 0.38% due 06/01/11	5,996,188	5,997,509

Italy 0.91%
5,000,000 USD	Eni S.p.A. 0.35% due 04/28/11	4,998,687	4,998,687
1,000,000 USD	Eni S.p.A. 0.37% due 07/11/11	998,990	999,122

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2011

PRINCIPAL AMOUNT	DESCRIPTION	COST	VALUE

International Commercial Paper — 12.90% — (continued)

Japan 3.49%
6,000,000 USD	Mitsubishi Company 0.26% due 04/12/11	$5,999,523	$5,999,523
6,000,000 USD	Mitsui & Company, Limited 0.27% due 07/18/11	5,995,140	5,994,151
5,000,000 USD	Sumitomo Corporation 0.31% due 07/05/11	4,996,042	4,996,000
6,000,000 USD	Toyota Motor Corporation 0.24% due 07/06/11	5,996,160	5,995,716

Netherlands 0.91%
6,000,000 USD	Royal Dutch Shell PLC 0.24% due 04/05/11	5,999,840	5,999,840

Switzerland 2.75%
1,000,000 USD	Nestlé SA 0.19% due 04/04/11	999,984	999,984
2,000,000 USD	Nestlé SA 0.20% due 04/04/11	1,999,967	1,999,967
3,000,000 USD	Nestlé SA 0.22% due 06/03/11	2,998,845	2,998,971
6,000,000 USD	Novartis International AG 0.24% due 05/09/11	5,998,480	5,998,480
6,000,000 USD	Roche Holdings, Inc. 0.18% due 05/19/11	5,998,560	5,998,560

United Kingdom 1.12%
5,000,000 USD	Reckitt Benckiser Group PLC 0.35% due 06/13/11	4,996,452	4,997,132
2,400,000 USD	Reckitt Benckiser Group PLC 0.41% due 07/13/11	2,397,253	2,397,830

Venezuela 0.91%
6,000,000 USD	Corporación Andina de Fomento 0.44% due 07/12/11	5,992,520	5,994,644
Total International Commercial Paper		84,858,030	84,861,130

U.S. Commercial Paper — 1.03%
1,000,000	Computer Sciences Corporation 0.30% due 04/01/11	1,000,000	1,000,000
2,255,000	Medtronic, Inc. 0.19% due 04/21/11	2,254,762	2,254,762
3,529,000	WellPoint, Inc. 0.20% due 04/01/11	3,529,000	3,529,000
Total U.S. Commercial Paper		6,783,762	6,783,762
Total Commercial Paper		91,641,792	91,644,892
Total Investments — 100.53%		$530,063,781	661,429,534
Liabilities in Excess of Other Assets — (0.53)%			(3,513,503)
Net Assets — 100.00%			$657,916,031

(a)	Securities with a total market value equal to $447,242,885 have been fair valued based on fair value adjustment factors at March 31, 2011.
(b)	Non-income producing security/commodity.
(c)	Security is deemed illiquid. At March 31, 2011, the value of these securities amounted to $4,674,824 or 0.71% of net assets.

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2011

(d)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(e)	Inflation protected security.

At March 31, 2011, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$149,098,442
Gross unrealized depreciation	(17,732,689)
Net unrealized appreciation	$131,365,753

Abbreviations Used in this Schedule Include:

ADR	—	American Depository Receipt
NVDR	—	Non-Voting Depository Receipt
OAT	—	French Treasury Obligation
PC	—	Participation Certificate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

Currencies

EUR	—	Euro
HKD	—	Hong Kong Dollar
MYR	—	Malaysian Ringgit
TWD	—	Taiwan Dollar
USD	—	United States Dollar

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT MARCH 31, 2011	UNREALIZED APPRECIATION AT MARCH 31, 2011	UNREALIZED DEPRECIATION AT MARCH 31, 2011
04/20/11	2,792,000	Euro	$3,808,288	$3,964,023	$—	$(155,735)
06/15/11	7,420,000	Euro	9,870,381	10,523,204	—	(652,823)
07/20/11	9,769,000	Euro	13,247,057	13,842,970	—	(595,913)
08/17/11	19,160,000	Euro	26,286,691	27,156,172	—	(869,481)
04/20/11	1,590,217,000	Japanese Yen	19,294,769	19,172,448	122,321	—
06/15/11	555,603,000	Japanese Yen	6,722,767	6,701,027	21,740	—
07/20/11	1,123,407,000	Japanese Yen	13,501,352	13,553,467	—	(52,115)
08/17/11	2,289,270,000	Japanese Yen	27,548,737	27,619,539	—	(70,802)
			$120,280,042	$122,532,850	$144,061	$(2,396,869)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

International Common Stocks
Consumer Discretionary	12.53%
Consumer Staples	9.32
Energy	4.88
Financials	8.31
Health Care	6.08
Industrials	18.69
Information Technology	5.35
Materials	10.74
Telecommunication Services	1.08
Utilities	0.86

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2011

Total International Common Stocks	77.84

International Preferred Stocks
Consumer Discretionary	0.41
Information Technology	1.20
Total International Preferred Stocks	1.61

Commodity	5.13

International Bonds
Government Issues	1.58
Materials	0.44
Total International Bonds	2.02

Commercial Paper
International Commercial Paper	12.90
U.S. Commercial Paper	1.03
Total Commercial Paper	13.93

Total Investments	100.53%

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2011

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. The First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities issued by non—U.S. corporations.

The following is a summary of significant accounting policies adhered to by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment valuation — The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

The 2:00 pm E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market, and before the close of the NYSE, have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund as of 4:00 p.m. E.S.T.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2011. This update applies to the Fund’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy.

The Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including Fund’s own assumption in determining the fair value of investments).

The following is a summary of the Funds’ inputs used to value the Fund’s investments as of March 31, 2011:

DESCRIPTION	LEVEL 1	LEVEL 2(a) (b)	LEVEL 3	TOTAL
Assets: †
International Common Stocks	$73,689,414	$438,429,227	$—	$512,118,641
International Preferred Stocks	—	10,588,772	—	10,588,772
Commodity *	33,791,258	—	—	33,791,258
International Corporate Bond	—	2,899,710	—	2,899,710
International Government Bonds	—	10,386,261	—	10,386,261
International Commercial Paper	—	84,861,130	—	84,861,130
U.S. Commercial Paper	—	6,783,762	—	6,783,762
Foreign Currency Contracts **	144,061	—	—	144,061
Total	$107,624,733	$553,948,862	$—	$661,573,595

Liabilities:
Foreign Currency Contracts **	$2,396,869	$—	$—	$2,396,869
Total	$2,396,869	$—	$—	$2,396,869

†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.
(a)	Transfers into/out of Level 2 represent value as of the beginning of the period.
(b)

Securities valued at $402,950,352 were transferred from Level 1 to Level 2 during the quarter ended March 31, 2011. At December 31, 2010 these securities were valued using quoted market prices in active markets; at March 31, 2011, these securities were valued based on fair value adjustment factors.

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

Fair Value Level 3 activity for the period ended March 31, 2011 was as follows:

INTERNATIONAL
COMMON
STOCK
Beginning Balance - Market Value	$1,751,256
Purchases	—
Sales	—
Transfer In - Level 3 ^	—
Transfer Out - Level 3 ^	(1,751,256)
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance - Market Value	—
Change in unrealized gains or (losses) relating to assets still held at reporting date	—

^ Transfers into/out of Level 3 represent values as of the beginning of the period.

International Common Stocks valued at $1,751,256 were transferred from Level 3 to Level 2 during the quarter ended March 31, 2011.  At December 31, 2010 these securities were valued based on the fair value procedures approved by the Board of Trustees; at March 31, 2011, these securities were valued based on fair value adjustment factors.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. The Fund’s currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of the different countries that the Fund invests in and serves as hedges against possible variations in the exchange rates between the currencies and U.S. dollar. The Fund engages in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge. These contracts are valued at the current cost of covering or offsetting such contracts.

The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s portfolio. Outstanding contracts at period-end are indicative of the volume of activity during the period.

The Fund adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

At March 31, 2011, the Fund had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

	ASSET	LIABILITY	GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
RISK TYPE	DERIVATIVE FAIR VALUE	DERIVATIVE FAIR VALUE	REALIZED LOSS	CHANGE IN DEPRECIATION
Foreign Currency Exchange	$144,061	$(2,396,869)	$(1,178,268)	$(88,539)

Item 2. Controls and Procedures.

a)              The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: May 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: May 17, 2011

/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: May 17, 2011